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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-PX

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                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-02794

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                             MFS SERIES TRUST III
              (Exact name of registrant as specified in charter)

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              111 Huntington Avenue, Boston, Massachusetts 02199
              (Address of principal executive offices) (Zip code)

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                             Christopher R. Bohane
                   Massachusetts Financial Services Company
                             111 Huntington Avenue
                          Boston, Massachusetts 02199
                   (Name and address of agents for service)

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      Registrant's telephone number, including area code: (617) 954-5000

                      Date of fiscal year end: January 31

            Date of reporting period: July 1, 2018 - June 30, 2019

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ITEM 1. PROXY VOTING RECORD.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02794
Reporting Period: 07/01/2018 - 06/30/2019
MFS Series Trust III









========================== MFS Global High Yield Fund ==========================


FRONTERA ENERGY CORPORATION

Ticker:       FEC            Security ID:  35905B107
Meeting Date: MAY 29, 2019   Meeting Type: Annual/Special
Record Date:  APR 18, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Fix Number of Directors at Seven        For       For          Management
2.1   Elect Director Luis Fernando Alarcon    For       For          Management
2.2   Elect Director W. Ellis Armstrong       For       For          Management
2.3   Elect Director Gabriel de Alba          For       For          Management
2.4   Elect Director Raymond Bromark          For       For          Management
2.5   Elect Director Orlando Cabrales         For       For          Management
2.6   Elect Director Russell Ford             For       For          Management
2.7   Elect Director Veronique Giry           For       For          Management
3     Approve Ernst & Young LLP as Auditors   For       For          Management
      and Authorize Board to Fix Their
      Remuneration
4     Amend Shareholder Rights Plan           For       Against      Management




============================= MFS High Income Fund =============================


APPVION, INC.

Ticker:                      Security ID:  03834LAA7
Meeting Date: AUG 06, 2018   Meeting Type: Written Consent
Record Date:  JUN 18, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote On The Plan                        None      For          Management
2     Opt Out Of The Third-Party Release      None      Against      Management




======================= MFS High Yield Pooled Portfolio ========================


APPVION, INC.

Ticker:                      Security ID:  03834LAA7
Meeting Date: AUG 06, 2018   Meeting Type: Written Consent
Record Date:  JUN 18, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote On The Plan                        None      For          Management
2     Opt Out Of The Third-Party Release      None      Against      Management




======================== MFS Municipal High Income Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III

By (Signature and Title):  David DiLorenzo*
                           ---------------------------------------------------
                           David DiLorenzo, President and Principal
                           Executive Officer

Date: August 28, 2019

*By (Signature and Title)  /s/ Susan A. Pereira
                           ---------------------------------------------------
                           Susan A. Pereira, as attorney-in-fact

* Executed by Susan A. Pereira on behalf of David DiLorenzo pursuant to a Power of Attorney dated June 1, 2017. (1)

(1)Incorporated by reference to MFS Series Trust XIII (File Nos. 2-74959 and 811-03327) Post-Effective Amendment No. 65 filed with the SEC via EDGAR on June 27, 2017 (accession number 0001104659-17-041693).